Consolidated Statements of Operations and Comprehensive Loss (Q2) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 04, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development		$ 3,343	$ 5,814	$ 7,436	$ 13,551	$ 23,276	$ 40,179
General and administrative		6,873	4,520	11,660	10,605	19,875	24,988
Impairment of long-lived assets					2,637	6,145	5,233
Net gain on lease terminations	$ (600)	(1,944)		(2,577)
Loss from operations		(8,272)	(10,334)	(16,519)	(26,793)	(49,296)	(70,400)
Other income (expense), net		451	949	1,139	2,003	3,774	5,633
Net loss		$ (7,821)	$ (9,385)	$ (15,380)	$ (24,790)	$ (45,522)	$ (64,767)
Per share information:
Net loss per share of common stock, basic		$ (2.44)	$ (2.96)	$ (4.8)	$ (7.83)	$ (14.35)	$ (21.04)
Net loss per share of common stock, diluted		$ (2.44)	$ (2.96)	$ (4.8)	$ (7.83)	$ (14.35)	$ (21.04)
Weighted average common shares outstanding, basic		3,208,744	3,168,933	3,207,313	3,166,437	3,172,870	3,078,665
Weighted average common shares outstanding, diluted		3,208,744	3,168,933	3,207,313	3,166,437	3,172,870	3,078,665
Comprehensive loss:
Net loss		$ (7,821)	$ (9,385)	$ (15,380)	$ (24,790)	$ (45,522)	$ (64,767)
Unrealized gain (loss) on marketable securities					(8)	(8)	51
Comprehensive loss		$ (7,821)	$ (9,385)	$ (15,380)	$ (24,798)	$ (45,530)	$ (64,716)